Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Accounts receivable, gross	$ 9,150,455	$ 5,898,773
Less: allowance for current expected credit loss	(96,358)	(89,399)	$ (52,773)
Accounts receivable, net	$ 9,054,097	$ 5,809,374